LETTERHEAD OF THACHER PROFFITT& WOOD LLP	Thacher Proffitt & Wood llp Two World Financial Center New York, NY 10281 (212) 912-7400 Fax: (212) 912-7751 www.tpw.com

July 18, 2006

Sara D. Kahn
Branch Chief-Legal
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:         Impac Secured Assets Corp.
Registration Statement on Form S-3
Filed May 16, 2006
File No. 333-134181

Dear Ms. Kahn:

We have received and reviewed your comment letter dated June 13, 2006 to our submission of May 16, 2006. This cover letter and the enclosed revised filing is intended to respond to the points raised in your letter in addition to providing you with the supplemental information requested by several comments. In some of our responses we proffer an explanation for our belief that a revision is not necessary and we would appreciate your additional consideration of these points in particular.

We have enclosed both clean and marked copies to show changes of the reviewed filing.

We appreciate the Commission’s continued review of our intended disclosure and look forward to working with you on such questions as may be presented in the course of developing a Regulation AB compliant filing for Impac Secured Assets Corp.

Registration Statement on Form S-3

General

Comment:

1.           Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Also, please note that Securities Act Rule 409 requires that the registration statement be complete at the time of effectiveness except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

Response:

We confirm that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

Comment:

2.          Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

Response:

We confirm that the registrant has advised us that for each issuing entity previously established directly or indirectly by the registrant (as depositor) or any of its affiliates, all reports (including on Forms 10-K, 8-K and 10-D, as applicable) and other materials that are required to be filed pursuant to an Exchange Act requirement, as to any class of asset-backed securities backed by residential mortgage loans, that were required to be filed during the period July 18, 2005 through July 18, 2006 have been timely filed. In making this confirmation, we take into account the definitions and conditions set forth in General Instruction I.A.4. of Form S-3. The following is a list of CIK numbers for issuing entities established by the depositor or its affiliates during this period:

0001366710
0001349830
0001345789
0001340123
0001338513
0001332057
0001346522

Comment:

3.          Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

Response:

All material terms of the finalized agreements that are required to be filed as an exhibit to the registration statement under cover of Form 8-K will either be in the final 424 or filed prior to or simultaneously with the 424. We will file all agreements that are required to be filed with the Securities and Exchange Commission as promptly as possible after a transaction closes and will be in compliance with 1934 Act reporting requirements.

Comment:

4.          Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown.

Response:

We confirm that the depositor will file unqualified legality and tax opinions at the time of each takedown. We confirm that in the opinions filed at the time of each takedown, we will delete assumptions (ii), (iii) and (iv) of the second paragraph of the filing opinion, except for assumptions relating to execution, authentication, payment and delivery.

Comment:

5.          When referring to transaction parties, please use the terminology set out in Regulation AB. Please revise to refer to the issuing entity, as opposed to the trust.

Response:

We have made this change.

Comment:

6.          Please include page numbers and ensure that the supplements in the publicly-filed version of your next amendment include page numbers.

Response:

We have made this change.

Prospectus Supplement #1

Transaction Structure

Comment:

7.          Please provide us with a sample of the graphic illustration(s) of the flow of funds and payment priorities and allocations, including any support features, that you intend to provide in order to assist investors in understanding the payment flow on all classes of issued notes. Refer to Item 1103(a)(3)(vi) of Regulation AB.

Response:

We have added several diagrams to each prospectus to indicate the type of diagram that may be used to depict the flow of funds, payment priorities and allocations, including any subordination features, to assist investors in understanding the payment flow on all classes of issued securities. We anticipate that these diagrams would change based on the actual structure of a deal.

The Mortgage Pool

Comment:

8.          Please revise this section to provide tabular disclosure regarding the characteristics of the commercial mortgages as required by Item 1111(b)(9) of Regulation AB. Additionally, revise both this section and your summary to provide more information regarding the characteristics of the mortgage loans.

Response:

We have made this change.

Base Prospectus

Derivatives, page 57

Comment:

9.          Your disclosure regarding market swaps discusses when a market value swap “might” be used and how it “might” operate. Please revise to clarify that the market value swaps contemplated by this offering are limited to use in auctions. If they are not, please specifically discuss the different types of market value swaps that may occur and why you believe they are consistent with the requirements of Regulation AB.

Response:

We confirm that the market value swaps contemplated by this offering are limited to use in auctions. We have included the following language in this section to that effect: “market value swaps that are referenced to the value of one or more of the mortgage loans or other assets included in the trust fund or to a class of offered securities and that are used solely in conjunction with auctions.”

Comment:

10.         Please delete the reference to credit default swaps from the prospectus. Alternatively, please explain how these derivative instruments would meet the definition of an asset backed security or revise as appropriate. Refer to Section III.A.2.a of SEC Release No. 33-8518 and Item 1115 of Regulation AB.

Response:

We have deleted all references to credit default swaps throughout the filing.

Purchase Obligations. page 57

Comment:

11.         We note that purchase obligations may include put options and demand features. Please note that we have referred this section to the Division of Investment Management for possible comment.

Response:

We look forward to responding to any specific comments the Division of Investment Management might have on this section.

Pooling and Servicing Agreement

General

Comment:

12.        We encourage you to file your updated pooling and servicing agreements as soon as possible so that our review of the agreements does not delay effectiveness.

Response:

We have included the updated pooling and servicing agreements with this filing.

*   *   *   *   *

Please contact Edward Southgate at (212) 912-7559 or the undersigned at (212) 912-7472 with any further questions.

Sincerely, /s/ Richard D. Simonds, Jr. Richard D. Simonds, Jr.